Investments in Associates and Joint Ventures - Carrying Value of PLDT's Investments in VTI,Bow Arken and Brightshare (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 50,308	₱ 51,546	₱ 53,364
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 71,061	₱ 70,636
Percentage of investment in associates	50.00%	50.00%
Share in net assets of MIH	₱ 35,530	₱ 35,318
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(239)	(230)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Minority interest's share in net losses	(1,055)	(952)
Others	(189)	(154)
Carrying amount of interest in VTI, Bow Arken and Brightshare	₱ 33,649	₱ 33,584